Document and Entity Information Document	Feb. 26, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 26, 2020
Entity Registrant Name	Portola Pharmaceuticals, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35935
Entity Tax Identification Number	20-0216859
Entity Address, Address Line One	270 E. Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	246-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PTLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001269021
Amendment Flag	false